File No. 033-45961

File No. 811-06569

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

Form N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.
Post-Effective Amendment No. 151	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 151	☒

IVY FUNDS

(a Delaware statutory trust)

(Exact Name as Specified in Charter)

6300 Lamar Avenue, Overland Park, Kansas	66202-4200
(Address of Principal Executive Office)	(Zip Code)

Registrant’s Telephone Number, including Area Code (913) 236-2000

Philip A. Shipp

6300 Lamar Avenue

Overland Park, Kansas 66202-4200

(Name and Address of Agent for Service)

It is proposed that this filing will become effective

☒	immediately upon filing pursuant to paragraph (b)
☐	on pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

This Post-Effective Amendment No. 151 (Amendment) to the registration statement of Ivy Funds (Registrant) on Form N-1A is being filed pursuant to Rule 485(b) under the Securities Act of 1933 (1933 Act) and the Investment Company Act of 1940 to amend and supplement Post-Effective Amendment No. 142 to the Registrant’s registration statement on Form N-1A filed on July 3, 2017 (Accession No. 0001193125-17-221109) as it relates only to the prospectus (Part A) and statement of additional information (SAI) (Part B) of the Ivy Global Equity Income Fund, a series of Registrant (Fund). The prospectus and SAI of the Fund, as filed in Post-Effective Amendment No. 142, are incorporated into this Amendment by reference. This Amendment is being filed to register an additional class of shares (Class E shares) for the Fund under the 1933 Act. This Amendment does not otherwise delete, amend or supersede any other information relating to any other series of the Registrant.

Ivy Funds

Supplement dated November 22, 2017 to the

Ivy Funds Prospectus

dated July 5, 2017

as supplemented July 14, 2017, August 10, 2017, August 18, 2017, September 18, 2017, September 29, 2017 and November 17, 2017

In connection with an upcoming reorganization of the Ivy Dividend Opportunities Fund into the Ivy Global Equity Income Fund (the Fund), which is expected to close in February 2018 (the Reorganization), the Fund will begin offering Class E shares upon the closing of the Reorganization. Therefore, the prospectus of the Fund is amended as follows:

I. The table listing the Fund’s classes on the cover of the prospectus is revised to include the following:

Class E
Ivy Global Equity Income Fund	IBIEX

II. In the Fund Summary, the tables in the “Fees and Expenses” section beginning on page 105 of the prospectus are revised to include the following:

Shareholder Fees

(fees paid directly from your investment)	Class E6
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	2.50%
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	None
Maximum Account Fee	$20	[7]

Annual Fund Operating Expenses

(expenses that you pay each year as a % of the value of your investment)	Class E6
Management Fees	0.69%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.58%	[8]
Total Annual Fund Operating Expenses	1.52%
Fee Waiver and/or Expense Reimbursement	0.39%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.13%	[9]

[6]	Class E shares of the Fund are new and have been created to be used in connection with an upcoming reorganization of the Ivy Dividend Opportunities Fund into the Fund, which is expected to close in February 2018 (the Reorganization). Class E shares of the Fund will not be offered until the closing of the Reorganization. Expenses of the Class E shares are estimated and assume consummation of the Reorganization.

[7]	With limited exceptions, for Class E shares, the current $20 account fee for Ivy InvestEd Plan accounts with a balance of less than $25,000 will be assessed annually at the close of business on the second Tuesday of December.

[8]	Other Expenses for Class E shares are based on estimated amounts for the current fiscal year and assume consummation of the Reorganization.

[9]	Through July 31, 2020, Ivy Investment Management Company (IICO), the Fund’s investment manager, Ivy Distributors, Inc. (IDI), the Fund’s distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as follows: Class E shares at 1.13%. Prior to that date, the expense limitation may not be terminated without the consent of the Board of Trustees (Board).

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that expenses were capped for the period indicated above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class E Shares	$382	$702	$1,084	$2,150

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class E Shares	$421	$778	$1,158	$2,217

Supplement	Prospectus	1

III. In the Fund Summary, the information below is added as a new paragraph following the second paragraph in the “Performance” section on page 108 of the prospectus:

Class E shares are expected to commence operations in February 2018, upon closing of the Reorganization.

IV. In the Fund Summary, the chart in the “Purchase and Sale of Fund Shares” section on page 109 of the prospectus is replaced with the following:

For Class A, Class C and Class E:
To Open an Account (Class A and Class C)	$750
To Open an Account (Class E)	$250
For accounts opened with Automatic Investment Service (AIS)	$150
For accounts established through payroll deductions and salary deferrals	Any amount
To Add to an Account	Any amount
For AIS	$50
For Class I, Class N, Class R and Class Y:
Please check with your broker-dealer, plan administrator or third party record keeper for information about minimum investment requirements.

Please keep this supplement with your prospectus for future reference.

2	Prospectus	Supplement

Ivy Funds

Supplement dated November 22, 2017 to the

Ivy Funds Statement of Additional Information

dated July 5, 2017

as supplemented July 14, 2017, August 18, 2017 and September 29, 2017

In connection with an upcoming reorganization of the Ivy Dividend Opportunities Fund into the Ivy Global Equity Income Fund (the Fund), which is expected to close in February 2018 (the Reorganization), the Fund will begin offering Class E shares upon the closing of the Reorganization. Therefore, the statement of additional information of the Fund is amended as follows:

I. The table listing the Fund’s classes on the cover of the SAI is revised to include the following:

Class E

Ivy Global Equity Income Fund	IBIEX

II. The first paragraph and corresponding table under the “Control Persons and Principal Holders of Securities” section beginning on page 72 is replaced with the following with respect to Ivy Global Equity Income Fund:

The following table sets forth information with respect to the Ivy Global Equity Income Fund, as of October 31, 2017, regarding the record or beneficial ownership of 5% or more of any class of Fund shares. Shareholders who have the power to vote a large percentage of shares (at least 25% of the voting shares of a Fund) of a particular Fund can control the Fund and affect the outcome of a proxy vote or the direction of management of the Fund.

Fund Name	Class	Ownership Type	Shareholder Name, City and State	Total Shares Owned	% of Class
Ivy Global Equity Income Fund	A	Beneficial	Edward Jones St. Louis, MO	341,542.398	7.09%

	B	Beneficial	Edward Jones St. Louis, MO	8,785.358	6.27%

	B	Record	Ivy Investment Management Company Shawnee Mission, KS	102,777.779	73.39%

	C	Beneficial	Edward Jones St. Louis, MO	47,588.347	5.17%

	C	Record	Ivy Investment Management Company Shawnee Mission, KS	315,058.481	34.23%

	C	Record	Morgan Stanley Smith Barney, LLC Jersey City, NJ	100,331.402	10.90%

	C	Record	Raymond James & Associates St. Petersburg, FL	58,670.090	6.37%

	N	Beneficial	Edward Jones St. Louis, MO	18,832.473	13.90%

	N	Record	National Financial Services Corp. Boston, MA	115,601.143	85.32%

	R	Record	Ivy Distributors, Inc. Shawnee Mission, KS	22,481.869	86.64%

	R	Record	Merrill Lynch Pierce Fenner & Smith Jacksonville, FL	3,466.548	13.36%

	Y	Record	Ivy Investment Management Company Shawnee Mission, KS	315,912.410	99.58%

III. The paragraph immediately following the table under the “Control Persons and Principal Holders of Securities” section on page 102 is replaced with the following with respect to Ivy Global Equity Income Fund:

As of October 31, 2017, all of the Trustees and officers of the Trust, as a group, beneficially owned less than 1% of the outstanding shares of each class of the Ivy Global Equity Income Fund.

IV. The information below is added as a new paragraph following the first three full paragraphs on page 115 under the “Investment Advisory and Other Services” section:

Through July 31, 2020, IICO, IDI and/or WISC have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses for Ivy Global Equity Income Fund Class E shares (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as follows: Class E shares at 1.13%.

Supplement	Statement of Additional Information	1

V. The fourth sentence of the second paragraph under the “Trust Shares — The Shares of the Funds” section beginning on page 142 is replaced with the following:

Each of Ivy Advantus Bond Fund, Ivy Advantus Real Estate Securities Fund, Ivy Asset Strategy Fund, Ivy Core Equity Fund, Ivy Dividend Opportunities Fund, Ivy Global Equity Income Fund, Ivy Global Income Allocation Fund, Ivy Government Money Market Fund, Ivy High Income Fund, Ivy International Core Equity Fund, Ivy Large Cap Growth Fund, Ivy Limited-Term Bond Fund, Ivy Mid Cap Growth Fund, Ivy Mid Cap Income Opportunities Fund, Ivy Natural Resources Fund, Ivy Science and Technology Fund and Ivy Small Cap Growth Fund also offer Class E shares.

Please keep this supplement for future reference.

2	Statement of Additional Information	Supplement

PART C:    OTHER INFORMATION

Item 28.    Exhibits:

(a)	Articles of Incorporation:

	(a)(1)	Declaration of Trust for Ivy Funds, dated November 13, 2008, filed with Post-Effective Amendment No. 65, and incorporated by reference herein.

	(a)(2)	Schedule A to Declaration of Trust effective June 4, 2012, filed with Post-Effective Amendment No. 73, and incorporated by reference herein.

	(a)(3)	Schedule A to Declaration of Trust, dated November 12, 2012, filed with Post-Effective Amendment No. 79, and incorporated by reference herein.

	(a)(4)	Schedule A to Declaration of Trust, amended February 26, 2013, filed with Post-Effective Amendment No. 82, and incorporated by reference herein.

	(a)(5)	Schedule A to Declaration of Trust, amended November 12, 2013, filed with Post-Effective Amendment No. 90, and incorporated by reference herein.

	(a)(6)	Schedule A to Declaration of Trust, amended November 12, 2013 and March 17, 2014, filed with Post-Effective Amendment No. 95, and incorporated by reference herein.

	(a)(7)	Schedule A to the Agreement and Declaration of Trust, amended May 20, 2014, filed with Post-Effective Amendment No. 98, and incorporated by reference herein.

	(a)(8)	Schedule A to the Agreement and Declaration of Trust, amended August 12, 2014, filed with Post-Effective Amendment No. 100, and incorporated by reference herein.

	(a)(9)	Schedule A to the Agreement and Declaration of Trust, amended January 30, 2015, filed with Post-Effective Amendment No. 102, and incorporated by reference herein.

	(a)(10)	Schedule A to the Agreement and Declaration of Trust, amended October 1, 2015, filed with Post-Effective Amendment No. 107, and incorporated by reference herein.

	(a)(11)	Schedule A to the Agreement and Declaration of Trust, amended November 17, 2015, filed with Post-Effective Amendment No. 110, and incorporated by reference herein.

	(a)(12)	Schedule A to the Agreement and Declaration of Trust, amended and effective October 3, 2016, filed with Post-Effective Amendment No. 117, and incorporated by reference herein.

	(a)(13)	Schedule A to the Agreement and Declaration of Trust, filed with Post-Effective Amendment No. 121, and incorporated by reference herein.

	(a)(14)	Schedule A to the Agreement and Declaration of Trust, filed with Post-Effective Amendment No. 129, and incorporated by reference herein.

	(a)(15)	Schedule A to the Agreement and Declaration of Trust, filed with Post-Effective Amendment No. 132, and incorporated by reference herein.

	(a)(16)	Schedule A to the Agreement and Declaration of Trust, filed with Post-Effective Amendment No. 137, and incorporated by reference herein.

	(a)(17)	Schedule A to the Agreement and Declaration of Trust, filed with Post-Effective Amendment No. 142, and incorporated by reference herein.

	(a)(18)	Schedule A to the Agreement and Declaration of Trust, as amended September 1, 2017, filed with Post-Effective Amendment No. 146, and incorporated by reference herein.

	(a)(19)	Amended and Restated Agreement and Declaration of Trust for Ivy Funds, dated August 15, 2017, filed with Post-Effective Amendment No. 146, and incorporated by reference herein.

	(a)(20)	Schedule A to the Amended and Restated Agreement and Declaration of Trust, as amended November 15, 2017, filed with this Post-Effective Amendment No. 151.

(b)	By-laws:

	(b)(1)	By-laws for Ivy Funds, dated November 13, 2008, filed with Post-Effective Amendment No. 65, and incorporated by reference herein.

(c)	Instruments Defining the Rights of Security Holders:

Articles III, V, VI and VII of the Trust Instrument and Articles II and VI of the Bylaws each define the rights of shareholders.

(d)	Investment Advisory Contracts:

	(d)(1)	Investment Management Agreement between Ivy Funds and Ivy Investment Management Company on behalf of each of the series of the Trust, as amended February 11, 2010, filed with Post-Effective Amendment No. 68, and incorporated by reference herein.

	(d)(4)	Investment Sub-Advisory Agreement between Ivy Investment Management Company and Advantus Capital Management, Inc. (Ivy Bond Fund, Ivy Mortgage Securities Fund and Ivy Real Estate Securities Fund), filed with Post-Effective Amendment No. 65, and incorporated by reference herein.

	(d)(5)	Investment Sub-Advisory Agreement between Ivy Investment Management Company and Wall Street Associates (Ivy Micro Cap Growth Fund), filed with Post-Effective Amendment No. 65, and incorporated by reference herein.

	(d)(6)	Investment Sub-Advisory Agreement between Ivy Investment Management Company and Mackenzie Financial Corporation (Ivy Global Natural Resources Fund), filed with Post-Effective Amendment No. 65, and incorporated by reference herein.

	(d)(7)	Investment Sub-Advisory Agreement between Ivy Investment Management Company and Mackenzie Financial Corporation (Ivy Cundill Global Value Fund), filed with Post-Effective Amendment No. 65, and incorporated by reference herein.

	(d)(8)	Appendix A to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company on behalf of each of the series of the Trust, effective June 13, 2011, filed with Post-Effective Amendment No. 70, and incorporated by reference herein.

	(d)(9)	Appendix A to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company on behalf of each of the series of the Trust, effective June 4, 2012, filed with Post-Effective Amendment No. 73, and incorporated by reference herein.

	(d)(10)	Appendix B to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company dated June 4, 2012, filed with Post-Effective Amendment No. 73, and incorporated by reference herein.

(d)(11)	Appendix A to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company dated February 26, 2013, filed with Post-Effective Amendment No. 82, and incorporated by reference herein.

(d)(12)	Appendix B to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company dated February 26, 2013, filed with Post-Effective Amendment No. 82, and incorporated by reference herein.

(d)(13)	Investment Sub-Advisory Agreement between Ivy Investment Management Company and LaSalle Investment Management Securities, LLC and LaSalle Investment Management Securities B.V. (Ivy Global Real Estate Fund and Ivy Global Risk-Managed Real Estate Fund) dated April 1, 2013, filed with Post-Effective Amendment No. 82, and incorporated by reference herein.

(d)(14)	Appendix A to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, amended November 12, 2013, filed with Post-Effective Amendment No. 90, and incorporated by reference herein.

(d)(15)	Appendix B to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, amended November 12, 2013, filed with Post-Effective Amendment No. 90, and incorporated by reference herein.

(d)(16)	Investment Sub-Advisory Agreement between Ivy Investment Management Company and Pictet Asset Management Limited and Pictet Asset Management (Singapore) PTE Ltd (Ivy Emerging Markets Local Currency Debt Fund), dated February 26, 2014, filed with Post-Effective Amendment No. 95, and incorporated by reference herein.

(d)(17)	Appendix A to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, amended March 17, 2014, filed with Post-Effective Amendment No. 95, and incorporated by reference herein.

(d)(18)	Appendix B to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, amended March 17, 2014, filed with Post-Effective Amendment No. 95, and incorporated by reference herein.

(d)(19)	Investment Sub-Advisory Agreement between Ivy Investment Management Company and Wall Street Associates (Ivy Micro Cap Growth Fund), effective July 2, 2014, filed with Post-Effective Amendment No. 98, and incorporated by reference herein.

(d)(20)	Investment Sub-Advisory Agreement between Ivy Investment Management Company and Mackenzie Financial Corporation (Ivy Cundill Global Value Fund), effective February 21, 2014, filed with Post-Effective Amendment No. 98, and incorporated by reference herein.

(d)(21)	Appendix A to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, amended August 12, 2014, filed with Post-Effective Amendment No. 100, and incorporated by reference herein.

(d)(22)	Appendix B to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, amended August 12, 2014, filed with Post-Effective Amendment No. 100, and incorporated by reference herein.

(d)(23)	Appendix A to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, amended January 1, 2015, filed with Post-Effective Amendment No. 102, and incorporated by reference herein.

(d)(24)	Appendix B to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, amended January 1, 2015, filed with Post-Effective Amendment No. 102, and incorporated by reference herein.

(d)(25)	Appendix C to the Shareholder Servicing Agreement between Ivy Funds and Ivy Investment Management Company, amended May 31, 2015, filed with Post-Effective Amendment No. 107, and incorporated by reference herein.

(d)(26)	Investment Sub-Advisory Agreement between Ivy Investment Management Company and Apollo Credit Management, LLC (Ivy Apollo Strategic Income Fund and Ivy Apollo Multi-Asset Income Fund) dated October 1, 2015, filed with Post-Effective Amendment No. 107, and incorporated by reference herein.

(d)(27)	Investment Sub-Advisory Agreement between Ivy Investment Management Company and LaSalle Investment Management Securities, LLC and LaSalle Investment Management Securities B.V. (Ivy Apollo Multi-Asset Income Fund) dated October 1, 2015, filed with Post-Effective Amendment No. 107, and incorporated by reference herein.

(d)(28)	Appendix A to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, amended October 1, 2015, filed with Post-Effective Amendment No. 107, and incorporated by reference herein.

(d)(29)	Appendix B to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, amended October 1, 2015, filed with Post-Effective Amendment No. 107, and incorporated by reference herein.

(d)(30)	Appendix A to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, amended November 17, 2015, filed with Post-Effective Amendment No. 110, and incorporated by reference herein.

(d)(31)	Appendix B to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, amended November 17, 2015, filed with Post-Effective Amendment No. 110, and incorporated by reference herein.

(d)(32)	Investment Sub-Advisory Agreement between Ivy Investment Management Company and Pictet Asset Management Limited and Pictet Asset Management SA (Ivy Targeted Return Bond Fund) dated December 23, 2015, filed with Post-Effective Amendment No. 110, and incorporated by reference herein.

(d)(33)	Appendix A to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, amended and effective October 3, 2016, filed with Post-Effective Amendment No. 117, and incorporated by reference herein.

(d)(34)	Appendix B to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, amended and effective October 3, 2016, filed with Post-Effective Amendment No. 117, and incorporated by reference herein.

(d)(35)	Appendix A to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, filed with Post-Effective Amendment No. 121, and incorporated by reference herein.

(d)(36)	Appendix B to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, filed with Post-Effective Amendment No. 121, and incorporated by reference herein.

	(d)(37)	Investment Sub-Advisory Agreement between Ivy Investment Management Company and I.G. International Management Ltd. (Ivy IG International Small Cap Fund) dated January 9, 2017, filed with Post-Effective Amendment No. 121, and incorporated by reference herein.

	(d)(38)	Appendix A to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, filed with Post-Effective Amendment No. 129, and incorporated by reference herein.

	(d)(39)	Appendix B to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, filed with Post-Effective Amendment No. 129, and incorporated by reference herein.

	(d)(40)	Appendix A to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, filed with Post-Effective Amendment No. 132, and incorporated by reference herein.

	(d)(41)	Appendix B to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, filed with Post-Effective Amendment No. 132, and incorporated by reference herein.

	(d)(42)	Investment Sub-Advisory Agreement between Ivy Investment Management Company and ProShare Advisors LLC (Ivy ProShares S&P 500 Dividend Aristocrats Index Fund, Ivy ProShares Russell 2000 Dividend Growers Index Fund, Ivy ProShares Interest Rate Hedged High Yield Index Fund, Ivy ProShares S&P 500 Bond Index Fund and Ivy ProShares MSCI ACWI Index Fund) dated April 18, 2017, filed with Post-Effective Amendment No. 132, and incorporated by reference herein.

	(d)(43)	Appendix A to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, filed with Post-Effective Amendment No. 137, and incorporated by reference herein.

	(d)(44)	Appendix B to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, filed with Post-Effective Amendment No. 137, and incorporated by reference herein.

	(d)(45)	Investment Sub-Advisory Agreement between Ivy Investment Management Company and PineBridge Investments LLC (Ivy PineBridge High Yield Fund) dated May 17, 2017, filed with Post-Effective Amendment No. 137, and incorporated by reference herein.

	(d)(46)	Appendix A to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, as amended September 1, 2017, filed with Post-Effective Amendment No. 146, and incorporated by reference herein.

	(d)(47)	Appendix B to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, as amended September 1, 2017, filed with Post-Effective Amendment No. 146, and incorporated by reference herein.

(e)	Distribution Agreements:

	(e)(1)	Distribution Agreement between Ivy Funds and Ivy Funds Distributor, Inc., dated November 13, 2008, filed with Post-Effective Amendment No. 65, and incorporated by reference herein.

	(e)(2)	Distribution Agreement between Ivy Funds and Ivy Funds Distributor, Inc., as amended May 22, 2012, filed with Post-Effective Amendment No. 73, and incorporated by reference herein.

(f)	Bonus or Profit Sharing Contracts: Not applicable.

(g)	Custodian Agreements:

	(g)(1)	Custodian Agreement between UMB Bank, n.a. and Ivy Funds, dated March 8, 2010, filed with Post-Effective Amendment No. 68, and incorporated by reference herein.

	(g)(2)	Rule 17f-5 Delegation Agreement between Ivy Funds and UMB Bank, N.A., dated March 8, 2010, filed with Post-Effective Amendment No. 68, and incorporated by reference herein.

	(g)(3)	Appendix B to the Custodian Agreement between UMB Bank, n.a. and Ivy Funds, effective June 13, 2011, filed with Post-Effective Amendment No. 70, and incorporated by reference herein.

	(g)(4)	Supplement to the Custodian Agreement between UMB Bank, n.a. and Ivy Funds, dated as of July 1, 2011, filed with Post-Effective Amendment No. 70, and incorporated by reference herein.

	(g)(5)	Custody Agreement between The Bank of New York Mellon and Ivy Funds, dated March 9, 2012, filed with Post-Effective Amendment No. 73, and incorporated by reference herein.

	(g)(6)	Schedule I to the Custody Agreement between Ivy Funds and The Bank of New York Mellon, amended February 26, 2013, filed with Post-Effective Amendment No. 82, and incorporated by reference herein.

	(g)(7)	Foreign Custody Manager Agreement between Ivy Funds and The Bank of New York Mellon, dated March 9, 2012, filed with Post-Effective Amendment No. 82, and incorporated by reference herein.

	(g)(8)	Schedule I to the Custody Agreement between Ivy Funds and The Bank of New York Mellon, amended November 12, 2013, filed with Post-Effective Amendment No. 90, and incorporated by reference herein.

	(g)(9)	Annex I to the Foreign Custody Manager Agreement between Ivy Funds and The Bank of New York Mellon, amended November 12, 2013, filed with Post-Effective Amendment No. 90, and incorporated by reference herein.

	(g)(10)	Schedule I to the Custody Agreement between Ivy Funds and The Bank of New York Mellon, amended November 12, 2013 and March 17, 2014, filed with Post-Effective Amendment No. 95, and incorporated by reference herein.

	(g)(11)	Annex I to the Foreign Custody Manager Agreement between Ivy Funds and The Bank of New York Mellon, amended November 12, 2013 and March 17, 2014, filed with Post-Effective Amendment No. 95, and incorporated by reference herein.

	(g)(12)	Schedule I to the Custody Agreement between Ivy Funds and The Bank of New York Mellon, amended August 12, 2014, filed with Post-Effective Amendment No. 100, and incorporated by reference herein.

	(g)(13)	Annex I to the Foreign Custody Manager Agreement between Ivy Funds and The Bank of New York Mellon, amended August 12, 2014, filed with Post-Effective Amendment No. 100, and incorporated by reference herein.

	(g)(14)	Schedule I to the Custody Agreement between Ivy Funds and The Bank of New York Mellon, amended January 1, 2015, filed with Post-Effective Amendment No. 102, and incorporated by reference herein.

(g)(15)	Annex I to the Foreign Custody Manager Agreement between Ivy Funds and The Bank of New York Mellon, amended January 1, 2015, filed with Post-Effective Amendment No. 102, and incorporated by reference herein.

(g)(16)	Schedule I to the Custody Agreement between Ivy Funds and The Bank of New York Mellon, amended October 1, 2015, filed with Post-Effective Amendment No. 107, and incorporated by reference herein.

(g)(17)	Annex I to the Foreign Custody Manager Agreement between Ivy Funds and The Bank of New York Mellon, amended October 1, 2015, filed with Post-Effective Amendment No. 107, and incorporated by reference herein.

(g)(18)	Schedule I to the Custody Agreement between Ivy Funds and The Bank of New York Mellon, amended November 17, 2015, filed with Post-Effective Amendment No. 110, and incorporated by reference herein.

(g)(19)	Annex I to the Foreign Custody Manager Agreement between Ivy Funds and The Bank of New York Mellon, amended November 17, 2015, filed with Post-Effective Amendment No. 110, and incorporated by reference herein.

(g)(20)	Schedule I to the Custody Agreement between Ivy Funds and The Bank of New York Mellon, amended and effective October 3, 2016, filed with Post-Effective Amendment No. 117, and incorporated by reference herein.

(g)(21)	Annex I to the Foreign Custody Manager Agreement between Ivy Funds and The Bank of New York Mellon, amended and effective October 3, 2016, filed with Post-Effective Amendment No. 117, and incorporated by reference herein.

(g)(22)	Schedule I to the Custody Agreement between Ivy Funds and The Bank of New York Mellon, filed with Post-Effective Amendment No. 121, and incorporated by reference herein.

(g)(23)	Annex I to the Foreign Custody Manager Agreement between Ivy Funds and The Bank of New York Mellon, filed with Post-Effective Amendment No. 121, and incorporated by reference herein.

(g)(24)	Schedule I to the Custody Agreement between Ivy Funds and The Bank of New York Mellon, filed with Post-Effective Amendment No. 129, and incorporated by reference herein.

(g)(25)	Annex I to the Foreign Custody Manager Agreement between Ivy Funds and The Bank of New York Mellon, filed with Post-Effective Amendment No. 129, and incorporated by reference herein.

(g)(26)	Schedule I to the Custody Agreement between Ivy Funds and The Bank of New York Mellon, filed with Post-Effective Amendment No. 132, and incorporated by reference herein.

(g)(27)	Annex I to the Foreign Custody Manager Agreement between Ivy Funds and The Bank of New York Mellon, filed with Post-Effective Amendment No. 132, and incorporated by reference herein.

(g)(28)	Schedule I to the Custody Agreement between Ivy Funds and The Bank of New York Mellon, filed with Post-Effective Amendment No. 137, and incorporated by reference herein.

(g)(29)	Annex I to the Foreign Custody Manager Agreement between Ivy Funds and The Bank of New York Mellon, filed with Post-Effective Amendment No. 137, and incorporated by reference herein.

(g)(30)	Schedule I to the Custody Agreement between Ivy Funds and The Bank of New York Mellon, as amended September 1, 2017, filed with Post-Effective Amendment No. 146, and incorporated by reference herein.

	(g)(31)	Annex I to the Foreign Custody Manager Agreement between Ivy Funds and The Bank of New York Mellon, as amended September 1, 2017, filed with Post-Effective Amendment No. 146, and incorporated by reference herein.

(h)	Other Material Contracts:

	(h)(1)	Expense Reimbursement Agreement between Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Asset Strategy Fund, Ivy Bond Fund, Ivy Capital Appreciation Fund, Ivy Core Equity Fund, Ivy Cundill Global Value Fund, Ivy Dividend Opportunities Fund, Ivy Global Natural Resources Fund, Ivy High Income Fund, Ivy International Balanced Fund, Ivy International Core Equity Fund, Ivy Mid Cap Growth Fund, Ivy Money Market Fund, Ivy Mortgage Securities Fund, Ivy Real Estate Securities Fund, Ivy Science and Technology Fund and Ivy Small Cap Growth Fund, dated February 13, 2010, filed with Post-Effective Amendment No. 68, and incorporated by reference herein.

	(h)(2)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Asset Strategy New Opportunities Fund, dated February 13, 2010, filed with Post-Effective Amendment No. 68, and incorporated by reference herein.

	(h)(3)	Expense Reimbursement Agreement between Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Asset Strategy Fund and Ivy International Growth Fund, dated February 13, 2010, filed with Post-Effective Amendment No. 68, and incorporated by reference herein.

	(h)(4)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Energy Fund, dated February 13, 2010, filed with Post-Effective Amendment No. 68, and incorporated by reference herein.

	(h)(5)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Global Bond Fund, dated February 13, 2010, filed with Post-Effective Amendment No. 68, and incorporated by reference herein.

	(h)(6)	Expense Reimbursement Agreement between Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Large Cap Growth Fund, dated February 13, 2010, filed with Post-Effective Amendment No. 68, and incorporated by reference herein.

	(h)(7)	Expense Limitation Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Micro Cap Growth Fund, dated February 13, 2010, filed with Post-Effective Amendment No. 68, and incorporated by reference herein.

	(h)(8)	Expense Limitation Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Municipal High Income Fund and Ivy Tax-Managed Equity Fund, dated February 13, 2010, filed with Post-Effective Amendment No. 68, and incorporated by reference herein.

	(h)(9)	Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, as amended February 11, 2010, filed with Post-Effective Amendment No. 68, and incorporated by reference herein.

(h)(10)	Accounting and Administrative Services Agreement between Ivy Funds and Waddell & Reed Services Company, as amended February 11, 2010, filed with Post-Effective Amendment No. 68, and incorporated by reference herein.

(h)(11)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Asset Strategy New Opportunities Fund, dated April 1, 2010, filed with Post-Effective Amendment No. 69, and incorporated by reference herein.

(h)(12)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Limited-Term Bond Fund, dated May 26, 2010, filed with Post-Effective Amendment No. 69, and incorporated by reference herein.

(h)(13)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Value Fund, dated July 29, 2010, filed with Post-Effective Amendment No. 69, and incorporated by reference herein.

(h)(14)	Expense Reimbursement Agreement between Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Asset Strategy Fund, Ivy Asset Strategy New Opportunities Fund, Ivy Balanced Fund, Ivy Bond Fund, Ivy Core Equity Fund, Ivy Cundill Global Value Fund, Ivy Dividend Opportunities Fund, Ivy Energy Fund, Ivy European Opportunities Fund, Ivy Global Bond Fund, Ivy Global Natural Resources Fund, Ivy High Income Fund, Ivy International Balanced Fund, Ivy International Core Equity Fund, Ivy International Growth Fund, Ivy Large Cap Growth Fund, Ivy Limited-Term Bond Fund, Ivy Managed European/Pacific Fund, Ivy Managed International Opportunities Fund, Ivy Micro Cap Growth Fund, Ivy Mid Cap Growth Fund, Ivy Municipal Bond Fund, Ivy Municipal High Income Fund, Ivy Pacific Opportunities Fund, Ivy Real Estate Securities Fund, Ivy Science and Technology Fund, Ivy Small Cap Growth Fund, Ivy Small Cap Value Fund, Ivy Tax-Managed Equity Fund and Ivy Value Fund, dated May 24, 2011, filed with Post-Effective Amendment No. 70, and incorporated by reference herein.

(h)(15)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Asset Strategy Fund, Ivy Asset Strategy New Opportunities Fund, Ivy Bond Fund, Ivy Core Equity Fund, Ivy Cundill Global Value Fund, Ivy Dividend Opportunities Fund, Ivy Energy Fund, Ivy Global Natural Resources Fund, Ivy High Income Fund, Ivy International Balanced Fund, Ivy International Core Equity Fund, Ivy Limited-Term Bond Fund, Ivy Mid Cap Growth Fund, Ivy Municipal High Income Fund, Ivy Real Estate Securities Fund, Ivy Science and Technology Fund, Ivy Small Cap Growth Fund and Ivy Value Fund, dated May 24, 2011, filed with Post-Effective Amendment No. 70, and incorporated by reference herein.

(h)(16)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Global Bond Fund, dated May 24, 2011, filed with Post-Effective Amendment No. 70, and incorporated by reference herein.

(h)(17)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Large Cap Growth Fund, dated May 24, 2011, filed with Post-Effective Amendment No. 70, and incorporated by reference herein.

(h)(18)	Exhibit B to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, effective June 9, 2011, filed with Post-Effective Amendment No. 70, and incorporated by reference herein.

(h)(19)	Appendix A to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, effective June 13, 2011, filed with Post-Effective Amendment No. 70, and incorporated by reference herein.

(h)(20)	Appendix A to the Accounting and Administrative Services Agreement between Ivy Funds and Waddell & Reed Services Company, effective June 13, 2011, filed with Post-Effective Amendment No. 70, and incorporated by reference herein.

(h)(21)	Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, as amended May 22, 2012, filed with Post-Effective Amendment No. 73, and incorporated by reference herein.

(h)(22)	Appendix A to the Accounting and Administrative Services Agreement between Ivy Funds and Waddell & Reed Services Company effective June 4, 2012, filed with Post-Effective Amendment No. 73, and incorporated by reference herein.

(h)(23)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Global Equity Income Fund, dated May 22, 2012, filed with Post-Effective Amendment No. 73, and incorporated by reference herein.

(h)(24)	Expense Reimbursement Agreement between Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Asset Strategy Fund, Ivy Asset Strategy New Opportunities Fund, Ivy Balanced Fund, Ivy Bond Fund, Ivy Core Equity Fund, Ivy Cundill Global Value Fund, Ivy Dividend Opportunities Fund, Ivy Energy Fund, Ivy European Opportunities Fund, Ivy Global Income Allocation Fund, Ivy Global Natural Resources Fund, Ivy High Income Fund, Ivy International Core Equity Fund, Ivy International Growth Fund, Ivy Large Cap Growth Fund, Ivy Limited-Term Bond Fund, Ivy Managed European/Pacific Fund, Ivy Managed International Opportunities Fund, Ivy Micro Cap Growth Fund, Ivy Mid Cap Growth Fund, Ivy Municipal Bond Fund, Ivy Municipal High Income Fund, Ivy Pacific Opportunities Fund, Ivy Real Estate Securities Fund, Ivy Science and Technology Fund, Ivy Small Cap Growth Fund, Ivy Small Cap Value Fund, Ivy Tax-Managed Equity Fund and Ivy Value Fund, dated May 22, 2012, filed with Post-Effective Amendment No. 75, and incorporated by reference herein.

(h)(25)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Asset Strategy Fund, Ivy Asset Strategy New Opportunities Fund, Ivy Bond Fund, Ivy Core Equity Fund, Ivy Cundill Global Value Fund, Ivy Dividend Opportunities Fund, Ivy Energy Fund, Ivy Global Income Allocation Fund, Ivy Global Natural Resources Fund, Ivy High Income Fund, Ivy International Core Equity Fund, Ivy Limited-Term Bond Fund, Ivy Mid Cap Growth Fund, Ivy Municipal High Income Fund, Ivy Real Estate Securities Fund, Ivy Science and Technology Fund, Ivy Small Cap Growth Fund and Ivy Value Fund, dated May 22, 2012, filed with Post-Effective Amendment No. 75, and incorporated by reference herein.

(h)(26)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Global Bond Fund, dated May 22, 2012, filed with Post-Effective Amendment No. 75, and incorporated by reference herein.

(h)(27)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Global Income Allocation Fund, dated May 22, 2012, filed with Post-Effective Amendment No. 75, and incorporated by reference herein.

(h)(28)	Exhibit B to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, filed with Post-Effective Amendment No. 79, and incorporated by reference herein.

(h)(29)	Appendix A to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company amended February 26, 2013, filed with Post-Effective Amendment No. 82, and incorporated by reference herein.

(h)(30)	Exhibit B to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company amended February 26, 2013, filed with Post-Effective Amendment No. 82, and incorporated by reference herein.

(h)(31)	Appendix A to the Accounting and Administrative Services Agreement between Ivy Funds and Waddell & Reed Services Company amended February 26, 2013, filed with Post-Effective Amendment No. 82, and incorporated by reference herein.

(h)(32)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Global Real Estate Fund and Ivy Global Risk-Managed Real Estate Fund effective March 6, 2013, filed with Post-Effective Amendment No. 82, and incorporated by reference herein.

(h)(33)	Expense Reimbursement Agreement between Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Global Real Estate Fund and Ivy Global Risk-Managed Real Estate Fund effective March 6, 2013, filed with Post-Effective Amendment No. 82, and incorporated by reference herein.

(h)(34)	Exhibit C to the Administrative and Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, filed with Post-Effective Amendment No. 84, and incorporated by reference herein.

(h)(35)	Expense Reimbursement Agreement between Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Asset Strategy Fund, Ivy Asset Strategy New Opportunities Fund, Ivy Balanced Fund, Ivy Bond Fund, Ivy Core Equity Fund, Ivy Cundill Global Value Fund, Ivy Dividend Opportunities Fund, Ivy Energy Fund, Ivy European Opportunities Fund, Ivy Global Bond Fund, Ivy Global Equity Income Fund, Ivy Global Income Allocation Fund, Ivy Global Natural Resources Fund, Ivy Global Real Estate Fund, Ivy Global Risk-Managed Real Estate Fund, Ivy High Income Fund, Ivy International Core Equity Fund, Ivy International Growth Fund, Ivy Large Cap Growth Fund, Ivy Limited-Term Bond Fund, Ivy Managed European/Pacific Fund, Ivy Managed International Opportunities Fund, Ivy Micro Cap Growth Fund, Ivy Mid Cap Growth Fund, Ivy Money Market Fund, Ivy Municipal Bond Fund, Ivy Municipal High Income Fund, Ivy Pacific Opportunities Fund, Ivy Real Estate Securities Fund, Ivy Science and Technology Fund, Ivy Small Cap Growth Fund, Ivy Small Cap Value Fund, Ivy Tax-Managed Equity Fund and Ivy Value Fund, dated July 1, 2013, filed with Post-Effective Amendment No. 84, and incorporated by reference herein.

(h)(36)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Asset Strategy Fund, Ivy Asset Strategy New Opportunities Fund, Ivy Bond Fund, Ivy Core Equity Fund, Ivy Cundill Global Value Fund, Ivy Dividend Opportunities Fund, Ivy Energy Fund, Ivy Global Equity Income Fund, Ivy Global Income Allocation Fund, Ivy Global Natural Resources Fund, Ivy High Income Fund, Ivy International Core Equity Fund, Ivy Limited-Term Bond Fund, Ivy Mid Cap Growth Fund, Ivy Real Estate Securities Fund, Ivy Science and Technology Fund, and Ivy Small Cap Growth Fund, dated July 1, 2013, filed with Post-Effective Amendment No. 84, and incorporated by reference herein.

(h)(37)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Global Bond Fund, dated July 1, 2013, filed with Post-Effective Amendment No. 84, and incorporated by reference herein.

(h)(38)	Appendix A to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, amended November 12, 2013, filed with Post-Effective Amendment No. 90, and incorporated by reference herein.

(h)(39)	Exhibit B to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, amended November 12, 2013, filed with Post-Effective Amendment No. 90, and incorporated by reference herein.

(h)(40)	Appendix A to the Accounting and Administrative Services Agreement between Ivy Funds and Waddell & Reed Services Company, amended November 12, 2013, filed with Post-Effective Amendment No. 90, and incorporated by reference herein.

(h)(41)	Expense Reimbursement Agreement between Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Emerging Markets Equity Fund, dated November 12, 2013, filed with Post-Effective Amendment No. 90, and incorporated by reference herein.

(h)(42)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Emerging Markets Local Currency Debt Fund, effective February 26, 2014, filed with Post-Effective Amendment No. 95, and incorporated by reference herein.

(h)(43)	Expense Reimbursement Agreement between Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Emerging Markets Local Currency Debt Fund, effective February 26, 2014, filed with Post-Effective Amendment No. 95, and incorporated by reference herein.

(h)(44)	Appendix A to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, amended November 12, 2013 and March 17, 2014, filed with Post-Effective Amendment No. 95, and incorporated by reference herein.

(h)(45)	Exhibit B to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, amended November 12, 2013 and March 17, 2014, filed with Post-Effective Amendment No. 95, and incorporated by reference herein.

(h)(46)	Appendix A to the Accounting and Administrative Services Agreement between Ivy Funds and Waddell & Reed Services Company, amended November 12, 2013 and March 17, 2014, filed with Post-Effective Amendment No. 95, and incorporated by reference herein.

(h)(47)	Exhibit B to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, amended May 20, 2014, filed with Post-Effective Amendment No. 98, and incorporated by reference herein.

(h)(48)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Mid Cap Income Opportunities Fund, effective August 12, 2014, filed with Post-Effective Amendment No. 100, and incorporated by reference herein.

(h)(49)	Expense Reimbursement Agreement between Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Mid Cap Income Opportunities Fund, effective August 12, 2014, filed with Post-Effective Amendment No. 100, and incorporated by reference herein.

(h)(50)	Appendix A to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, amended August 12, 2014, filed with Post-Effective Amendment No. 100, and incorporated by reference herein.

(h)(51)	Exhibit B to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, amended August 12, 2014, filed with Post-Effective Amendment No. 100, and incorporated by reference herein.

(h)(52)	Appendix A to the Accounting and Administrative Services Agreement between Ivy Funds and Waddell & Reed Services Company, amended August 12, 2014, filed with Post-Effective Amendment No. 100, and incorporated by reference herein.

(h)(53)	Master Interfund Lending Agreement between Ivy Funds, Waddell & Reed Advisors Funds, Ivy Funds Variable Insurance Portfolios, InvestEd Portfolios, Ivy Investment Management Company and Waddell & Reed Investment Management Company, effective August 13, 2014, filed with Post-Effective Amendment No. 100, and incorporated by reference herein.

(h)(54)	Appendix A to the Accounting and Administrative Services Agreement between Ivy Funds and Waddell & Reed Services Company, amended January 1, 2015, filed with Post-Effective Amendment No. 102, and incorporated by reference herein.

(h)(55)	Exhibit B to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, amended January 1, 2015, filed with Post-Effective Amendment No. 102, and incorporated by reference herein.

(h)(56)	Appendix A to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, amended January 1, 2015, filed with Post-Effective Amendment No. 102, and incorporated by reference herein.

(h)(57)	Exhibit B to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, amended February 24, 2015, filed with Post-Effective Amendment No. 105, and incorporated by reference herein.

(h)(58)	Appendix A to the Accounting and Administrative Services Agreement between Ivy Funds and Waddell & Reed Services Company, amended October 1, 2015, filed with Post-Effective Amendment No. 107, and incorporated by reference herein.

(h)(59)	Appendix A to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, amended October 1, 2015, filed with Post-Effective Amendment No. 107, and incorporated by reference herein.

(h)(60)	Exhibit B to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, amended October 1, 2015, filed with Post-Effective Amendment No. 107, and incorporated by reference herein.

(h)(61)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Apollo Strategic Income Fund and Ivy Apollo Multi-Asset Income Fund, effective October 1, 2015, filed with Post-Effective Amendment No. 107, and incorporated by reference herein.

(h)(62)	Expense Reimbursement Agreement between Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Apollo Strategic Income Fund and Ivy Apollo Multi-Asset Income Fund, effective October 1, 2015, filed with Post-Effective Amendment No. 107, and incorporated by reference herein.

(h)(63)	Schedule A to the Master Interfund Lending Agreement between Ivy Funds, Waddell & Reed Advisors Funds, Ivy Funds Variable Insurance Portfolios, InvestEd Portfolios, Ivy Investment Management Company and Waddell & Reed Investment Management Company, amended October 1, 2015, filed with Post-Effective Amendment No. 107, and incorporated by reference herein.

(h)(64)	Schedule B to the Master Interfund Lending Agreement between Ivy Funds, Waddell & Reed Advisors Funds, Ivy Funds Variable Insurance Portfolios, InvestEd Portfolios, Ivy Investment Management Company and Waddell & Reed Investment Management Company, amended October 1, 2015, filed with Post-Effective Amendment No. 107, and incorporated by reference herein.

(h)(65)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Targeted Return Bond Fund dated December 21, 2015, filed with Post-Effective Amendment No. 110, and incorporated by reference herein.

(h)(66)	Expense Reimbursement Agreement between Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Targeted Return Bond Fund dated December 21, 2015, filed with Post-Effective Amendment No. 110, and incorporated by reference herein.

(h)(67)	Appendix A to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, amended November 17, 2015, filed with Post-Effective Amendment No. 110, and incorporated by reference herein.

(h)(68)	Exhibit B to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, amended November 17, 2015, filed with Post-Effective Amendment No. 110, and incorporated by reference herein.

(h)(69)	Appendix A to the Accounting and Administrative Services Agreement between Ivy Funds and Waddell & Reed Services Company, amended November 17, 2015, filed with Post-Effective Amendment No. 110, and incorporated by reference herein.

(h)(70)	Schedule A to the Master Interfund Lending Agreement between Ivy Funds, Waddell & Reed Advisors Funds, Ivy Funds Variable Insurance Portfolios, InvestEd Portfolios, Ivy Investment Management Company and Waddell & Reed Investment Management Company, amended November 17, 2015, filed with Post-Effective Amendment No. 110, and incorporated by reference herein.

(h)(71)	Schedule B to the Master Interfund Lending Agreement between Ivy Funds, Waddell & Reed Advisors Funds, Ivy Funds Variable Insurance Portfolios, InvestEd Portfolios, Ivy Investment Management Company and Waddell & Reed Investment Management Company, amended November 17, 2015, filed with Post-Effective Amendment No. 110, and incorporated by reference herein.

(h)(72)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Emerging Markets Local Currency Debt Fund dated December 21, 2015, filed with Post-Effective Amendment No. 112, and incorporated by reference herein.

(h)(73)	Expense Reimbursement Agreement between Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Emerging Markets Local Currency Debt Fund dated December 21, 2015, filed with Post-Effective Amendment No. 112, and incorporated by reference herein.

(h)(74)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Distributors, Inc., Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Asset Strategy Fund, Ivy Bond Fund, Ivy Core Equity Fund, Ivy Cundill Global Value Fund, Ivy Dividend Opportunities Fund, Ivy Global Equity Income Fund, Ivy Global Income Allocation Fund, Ivy Global Natural Resources Fund, Ivy High Income Fund, Ivy International Core Equity Fund, Ivy Large Cap Growth Fund, Ivy LaSalle Global Real Estate Fund, Ivy LaSalle Global Risk-Managed Real Estate Fund, Ivy Limited-Term Bond Fund, Ivy Mid Cap Growth Fund, Ivy Real Estate Securities Fund, Ivy Science and Technology Fund and Ivy Small Cap Growth Fund, dated July 28, 2016, filed with Post-Effective Amendment No. 115, and incorporated by reference herein.

(h)(75)	Expense Reimbursement Agreement between Ivy Distributors, Inc., Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Asset Strategy Fund, Ivy Balanced Fund, Ivy Bond Fund, Ivy Core Equity Fund, Ivy Cundill Global Value Fund, Ivy Dividend Opportunities Fund, Ivy Emerging Markets Equity Fund, Ivy Energy Fund, Ivy European Opportunities Fund, Ivy Global Bond Fund, Ivy Global Equity Income Fund, Ivy Global Growth Fund, Ivy Global Income Allocation Fund, Ivy Global Natural Resources Fund, Ivy High Income Fund, Ivy International Core Equity Fund, Ivy Large Cap Growth Fund, Ivy LaSalle Global Real Estate Fund, Ivy LaSalle Global Risk-Managed Real Estate Fund, Ivy Limited-Term Bond Fund, Ivy Managed International Opportunities Fund, Ivy Micro Cap Growth Fund, Ivy Mid Cap Growth Fund, Ivy Mid Cap Income Opportunities Fund, Ivy Municipal Bond Fund, Ivy Municipal High Income Fund, Ivy Real Estate Securities Fund, Ivy Science and Technology Fund, Ivy Small Cap Growth Fund, Ivy Small Cap Value Fund, Ivy Tax-Managed Equity Fund and Ivy Value Fund, dated July 28, 2016, filed with Post-Effective Amendment No. 115, and incorporated by reference herein.

(h)(76)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Distributors, Inc., Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Global Bond Fund, dated July 28, 2016, filed with Post-Effective Amendment No. 115, and incorporated by reference herein.

(h)(77)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Distributors, Inc., Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Emerging Markets Equity Fund, dated July 28, 2016, filed with Post-Effective Amendment No. 115, and incorporated by reference herein.

(h)(78)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Distributors, Inc., Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Managed International Opportunities Fund, dated July 28, 2016, filed with Post-Effective Amendment No. 115, and incorporated by reference herein.

(h)(79)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Distributors, Inc., Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Mid Cap Income Opportunities Fund, dated July 28, 2016, filed with Post-Effective Amendment No. 115, and incorporated by reference herein.

(h)(80)	Investment Management Fee Reduction Agreement between Ivy Investment Management Company and Ivy Funds, on behalf of its series Ivy Cundill Global Value Fund, dated July 28, 2016, and effective August 1, 2016, filed with Post-Effective Amendment No. 115, and incorporated by reference herein.

(h)(81)	Investment Management Fee Reduction Agreement between Ivy Investment Management Company and Ivy Funds, on behalf of its series Ivy Real Estate Securities Fund, dated July 28, 2016, and effective August 1, 2016, filed with Post-Effective Amendment No. 115, and incorporated by reference herein.

(h)(82)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributors, Inc., Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy California Municipal High Income Fund dated September 30, 2016, filed with Post-Effective Amendment No. 117, and incorporated by reference herein.

(h)(83)	Expense Reimbursement Agreement between Ivy Funds Distributors, Inc., Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy California Municipal High Income Fund dated September 30, 2016, filed with Post-Effective Amendment No. 117, and incorporated by reference herein.

(h)(84)	Appendix A to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, amended and effective October 3, 2016, filed with Post-Effective Amendment No. 117, and incorporated by reference herein.

(h)(85)	Exhibit B to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, amended and effective October 3, 2016, filed with Post-Effective Amendment No. 117, and incorporated by reference herein.

(h)(86)	Appendix A to the Accounting and Administrative Services Agreement between Ivy Funds and Waddell & Reed Services Company, amended and effective October 3, 2016, filed with Post-Effective Amendment No. 117, and incorporated by reference herein.

(h)(87)	Schedule A to the Master Interfund Lending Agreement between Ivy Funds, Waddell & Reed Advisors Funds, Ivy Variable Insurance Portfolios, InvestEd Portfolios, Ivy Investment Management Company and Waddell & Reed Investment Management Company, amended and effective October 3, 2016, filed with Post-Effective Amendment No. 117, and incorporated by reference herein.

(h)(88)	Schedule B to the Master Interfund Lending Agreement between Ivy Funds, Waddell & Reed Advisors Funds, Ivy Variable Insurance Portfolios, InvestEd Portfolios, Ivy Investment Management Company and Waddell & Reed Investment Management Company, amended and effective October 3, 2016, filed with Post-Effective Amendment No. 117, and incorporated by reference herein.

(h)(89)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Distributors, Inc., Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy IG International Small Cap Fund, filed with Post-Effective Amendment No. 121, and incorporated by reference herein.

(h)(90)	Expense Reimbursement Agreement between Ivy Distributors, Inc., Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy IG International Small Cap Fund, filed with Post-Effective Amendment No. 121, and incorporated by reference herein.

(h)(91)	Appendix A to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, filed with Post-Effective Amendment No. 121, and incorporated by reference herein.

(h)(92)	Exhibit B to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, filed with Post-Effective Amendment No. 121, and incorporated by reference herein.

(h)(93)	Appendix A to the Accounting and Administrative Services Agreement between Ivy Funds and Waddell & Reed Services Company, filed with Post-Effective Amendment No. 121, and incorporated by reference herein.

(h)(94)	Schedule A to the Master Interfund Lending Agreement between Ivy Funds, Waddell & Reed Advisors Funds, Ivy Variable Insurance Portfolios, InvestEd Portfolios, Ivy Investment Management Company and Waddell & Reed Investment Management Company, filed with Post-Effective Amendment No. 121, and incorporated by reference herein.

(h)(95)	Schedule B to the Master Interfund Lending Agreement between Ivy Funds, Waddell & Reed Advisors Funds, Ivy Variable Insurance Portfolios, InvestEd Portfolios, Ivy Investment Management Company and Waddell & Reed Investment Management Company, filed with Post-Effective Amendment No. 121, and incorporated by reference herein.

(h)(96)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Distributors, Inc., and Waddell & Reed Services Company and Ivy Funds, on behalf of its series Ivy Bond Fund, Ivy Emerging Markets Equity Fund and Ivy LaSalle Global Real Estate Fund, dated January 9, 2017, filed with Post-Effective Amendment No. 124, and incorporated by reference herein.

(h)(97)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Distributors, Inc., and Waddell & Reed Services Company and Ivy Funds, on behalf of its series Ivy Apollo Multi-Asset Income Fund and Ivy Apollo Strategic Income Fund, dated January 31, 2017, filed with Post-Effective Amendment No. 124, and incorporated by reference herein.

(h)(98)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Distributors, Inc., and Waddell & Reed Services Company and Ivy Funds, on behalf of its series Ivy Emerging Markets Local Currency Debt Fund, dated January 31, 2017, filed with Post-Effective Amendment No. 124, and incorporated by reference herein.

(h)(99)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Distributors, Inc., and Waddell & Reed Services Company and Ivy Funds, on behalf of its series Ivy Targeted Return Bond Fund, dated January 31, 2017, filed with Post-Effective Amendment No. 124, and incorporated by reference herein.

(h)(100)	Expense Reimbursement Agreement between Ivy Distributors, Inc., and Waddell & Reed Services Company and Ivy Funds, on behalf of its series Ivy Apollo Multi-Asset Income Fund, Ivy Apollo Strategic Income Fund, Ivy Emerging Markets Local Currency Debt Fund and Ivy Targeted Return Bond Fund, dated January 31, 2017, filed with Post-Effective Amendment No. 124, and incorporated by reference herein.

(h)(101)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Distributors, Inc., Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Crossover Credit Fund, filed with Post-Effective Amendment No. 129, and incorporated by reference herein.

(h)(102)	Expense Reimbursement Agreement between Ivy Distributors, Inc., Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Crossover Credit Fund, filed with Post-Effective Amendment No. 129, and incorporated by reference herein.

(h)(103)	Appendix A to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, filed with Post-Effective Amendment No. 129, and incorporated by reference herein.

(h)(104)	Exhibit B to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, filed with Post-Effective Amendment No. 129, and incorporated by reference herein.

(h)(105)	Appendix A to the Accounting and Administrative Services Agreement between Ivy Funds and Waddell & Reed Services Company, filed with Post-Effective Amendment No. 129, and incorporated by reference herein.

(h)(106)	Schedule A to the Master Interfund Lending Agreement between Ivy Funds, Waddell & Reed Advisors Funds, Ivy Variable Insurance Portfolios, InvestEd Portfolios, Ivy Investment Management Company and Waddell & Reed Investment Management Company, filed with Post-Effective Amendment No. 129, and incorporated by reference herein.

(h)(107)	Schedule B to the Master Interfund Lending Agreement between Ivy Funds, Waddell & Reed Advisors Funds, Ivy Variable Insurance Portfolios, InvestEd Portfolios, Ivy Investment Management Company and Waddell & Reed Investment Management Company, filed with Post-Effective Amendment No. 129, and incorporated by reference herein.

(h)(108)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Distributors, Inc., Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy ProShares S&P 500 Dividend Aristocrats Index Fund, Ivy ProShares Russell 2000 Dividend Growers Index Fund, Ivy ProShares Interest Rate Hedged High Yield Index Fund, Ivy ProShares S&P 500 Bond Index Fund and Ivy ProShares MSCI ACWI Index Fund, dated February 22, 2017, filed with Post-Effective Amendment No. 132, and incorporated by reference herein.

(h)(109)	Appendix A to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, filed with Post-Effective Amendment No. 132, and incorporated by reference herein.

(h)(110)	Exhibit B to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, filed with Post-Effective Amendment No. 132, and incorporated by reference herein.

(h)(111)	Appendix A to the Accounting and Administrative Services Agreement between Ivy Funds and Waddell & Reed Services Company, filed with Post-Effective Amendment No. 132, and incorporated by reference herein.

(h)(112)	Schedule A to the Master Interfund Lending Agreement between Ivy Funds, Waddell & Reed Advisors Funds, Ivy Variable Insurance Portfolios, InvestEd Portfolios, Ivy Investment Management Company and Waddell & Reed Investment Management Company, filed with Post-Effective Amendment No. 132, and incorporated by reference herein.

(h)(113)	Schedule B to the Master Interfund Lending Agreement between Ivy Funds, Waddell & Reed Advisors Funds, Ivy Variable Insurance Portfolios, InvestEd Portfolios, Ivy Investment Management Company and Waddell & Reed Investment Management Company, filed with Post-Effective Amendment No. 132, and incorporated by reference herein.

(h)(114)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Distributors, Inc., and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy PineBridge High Yield Fund, dated May 17, 2017, filed with Post-Effective Amendment No. 137, and incorporated by reference herein.

(h)(115)	Appendix A to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, filed with Post-Effective Amendment No. 137, and incorporated by reference herein.

(h)(116)	Exhibit B to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, filed with Post-Effective Amendment No. 137, and incorporated by reference herein.

(h)(117)	Appendix A to the Accounting and Administrative Services Agreement between Ivy Funds and Waddell & Reed Services Company, filed with Post-Effective Amendment No. 137, and incorporated by reference herein.

(h)(118)	Schedule A to the Master Interfund Lending Agreement between Ivy Funds, Waddell & Reed Advisors Funds, Ivy Variable Insurance Portfolios, InvestEd Portfolios, Ivy Investment Management Company and Waddell & Reed Investment Management Company, filed with Post-Effective Amendment No. 137, and incorporated by reference herein.

(h)(119)	Schedule B to the Master Interfund Lending Agreement between Ivy Funds, Waddell & Reed Advisors Funds, Ivy Variable Insurance Portfolios, InvestEd Portfolios, Ivy Investment Management Company and Waddell & Reed Investment Management Company, filed with Post-Effective Amendment No. 137, and incorporated by reference herein.

(h)(120)	Exhibit B to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, filed with Post-Effective Amendment No. 142, and incorporated by reference herein.

(h)(121)	Expense Reimbursement Agreement by and between Ivy Investment Management Company, Ivy Distributors, Inc. and Waddell & Reed Services Company and Ivy Funds, on behalf of its series Ivy Advantus Bond Fund, Ivy Advantus Real Estate Securities Fund, Ivy Asset Strategy Fund, Ivy Core Equity Fund, Ivy Cundill Global Value Fund, Ivy Dividend Opportunities Fund, Ivy Emerging Markets Equity Fund, Ivy Global Bond Fund, Ivy Global Equity Income Fund, Ivy Global Income Allocation Fund, Ivy Government Securities Fund, Ivy High Income Fund, Ivy International Core Equity Fund, Ivy Large Cap Growth Fund, Ivy LaSalle Global Real Estate Fund, Ivy LaSalle Global Risk-Managed Real Estate Fund, Ivy Limited-Term Bond Fund, Ivy Managed International Opportunities Fund, Ivy Mid Cap Growth Fund, Ivy Mid Cap Income Opportunities Fund, Ivy Municipal High Income Fund, Ivy Natural Resources Fund, Ivy Science and Technology Fund and Ivy Small Cap Growth Fund, dated May 18, 2017, filed with Post-Effective Amendment No. 142, and incorporated by reference herein.

(h)(122)	Expense Reimbursement Agreement by and between Ivy Distributors, Inc. and Waddell & Reed Services Company and Ivy Funds, on behalf of its series Ivy Advantus Bond Fund, Ivy Advantus Real Estate Securities Fund, Ivy Asset Strategy Fund, Ivy Balanced Fund, Ivy Core Equity Fund, Ivy Cundill Global Value Fund, Ivy Dividend Opportunities Fund, Ivy Emerging Markets Equity Fund, Ivy Energy Fund, Ivy European Opportunities Fund, Ivy Global Bond Fund, Ivy Global Equity Income Fund, Ivy Global Growth Fund, Ivy Global Income Allocation Fund, Ivy High Income Fund, Ivy International Core Equity Fund, Ivy Large Cap Growth Fund, Ivy LaSalle Global Real Estate Fund, Ivy LaSalle Global Risk-Managed Real Estate Fund, Ivy Limited-Term Bond Fund, Ivy Managed International Opportunities Fund, Ivy Micro Cap Growth Fund, Ivy Mid Cap Growth Fund, Ivy Mid Cap Income Opportunities Fund, Ivy Municipal Bond Fund, Ivy Municipal High Income Fund, Ivy Natural Resources Fund, Ivy Science and Technology Fund, Ivy Small Cap Core Fund, Ivy Small Cap Growth Fund, Ivy Tax-Managed Equity Fund and Ivy Value Fund, dated May 18, 2017, filed with Post-Effective Amendment No. 142, and incorporated by reference herein.

(h)(123)	Investment Management Fee Reduction Agreement by and between Ivy Investment Management Company and Ivy Funds, on behalf of its series Ivy Cundill Global Value Fund, dated August 1, 2016, as amended May 18, 2017, filed with Post-Effective Amendment No. 142, and incorporated by reference herein.

(h)(124)	Investment Management Fee Reduction Agreement by and between Ivy Investment Management Company and Ivy Funds, on behalf of its series Ivy Advantus Real Estate Securities Fund, dated August 1, 2016, as amended May 18, 2017, filed with Post-Effective Amendment No. 142, and incorporated by reference herein.

(h)(125)	Expense Reimbursement Agreement by and between Ivy Investment Management Company, Ivy Distributors, Inc., Waddell & Reed Services Company and Ivy Funds, on behalf of its series Ivy California Municipal High Income Fund, Ivy Government Money Market Fund, Ivy LaSalle Global Real Estate Fund, Ivy LaSalle Global Risk-Managed Real Estate Fund, Ivy Managed International Opportunities Fund, Ivy Municipal Bond Fund, Ivy Municipal High Income Fund and Ivy Tax-Managed Equity Fund, dated June 29, 2017, filed with Post-Effective Amendment No. 142, and incorporated by reference herein.

(h)(126)	Expense Reimbursement Agreement by and between Ivy Distributors, Inc., Waddell & Reed Services Company and Ivy Funds, on behalf of its series Ivy Emerging Markets Equity Fund, Ivy High Income Fund, Ivy International Core Equity Fund, Ivy Small Cap Core Fund and Ivy Small Cap Growth Fund, dated June 29, 2017, filed with Post-Effective Amendment No. 142, and incorporated by reference herein.

(h)(127)	Appendix A to the Accounting and Administrative Services Agreement between Ivy Funds and Waddell & Reed Services Company, as amended September 1, 2017, filed with Post-Effective Amendment No. 146, and incorporated by reference herein.

	(h)(128)	Schedule A to the Master Interfund Lending Agreement between Ivy Funds, Waddell & Reed Advisors Funds, Ivy Variable Insurance Portfolios, InvestEd Portfolios, Ivy Investment Management Company and Waddell & Reed Investment Management Company, as amended September 1, 2017, filed with Post-Effective Amendment No. 146, and incorporated by reference herein.

	(h)(129)	Schedule B to the Master Interfund Lending Agreement between Ivy Funds, Waddell & Reed Advisors Funds, Ivy Variable Insurance Portfolios, InvestEd Portfolios, Ivy Investment Management Company and Waddell & Reed Investment Management Company, as amended September 1, 2017, filed with Post-Effective Amendment No. 146, and incorporated by reference herein.

	(h)(130)	Appendix A to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, as amended September 1, 2017, filed with Post-Effective Amendment No. 146, and incorporated by reference herein.

	(h)(131)	Exhibit B to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, as amended September 1, 2017, filed with Post-Effective Amendment No. 146, and incorporated by reference herein.

	(h)(132)	Expense Reimbursement Agreement by and between Ivy Investment Management Company, Ivy Distributors, Inc., Waddell & Reed Services Company and Ivy Funds, on behalf of its series Ivy Government Securities Fund, dated May 17, 2017, filed with Post-Effective Amendment No. 146, and incorporated by reference herein.

	(h)(133)	Expense Reimbursement Agreement by and between Ivy Distributors, Inc., Waddell & Reed Services Company and Ivy Funds, on behalf of its series Ivy Government Securities Fund, dated May 17, 2017, filed with Post-Effective Amendment No. 146, and incorporated by reference herein.

	(h)(134)	Amended and Restated Exhibit B to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, as amended November 15, 2017, filed with this Post-Effective Amendment No. 151.

	(h)(135)	Expense Reimbursement Agreement by and between Ivy Investment Management Company, Ivy Distributors, Inc., Waddell & Reed Services Company and Ivy Funds, on behalf of its series Ivy Global Equity Income Fund, dated November 14, 2017, filed with this Post-Effective Amendment No. 151.

(i)	Opinion and Consent of Counsel: Filed with this Post-Effective Amendment No. 151.

(j)	Consent of Independent Registered Public Accounting Firm: Not applicable.

(k)	Omitted Financial Statements: Not applicable.

(l)	Initial Capital Agreements: Not applicable.

(m)	Rule 12b-1 Plans:

	(m)(2)	Distribution and Service Plan, dated November 13, 2008, filed with Post-Effective Amendment No. 65, and incorporated by reference herein.

(m)(3)	Amended and Restated Appendix A to the Ivy Funds Distribution and Service Plan, dated November 13, 2008, as amended January 9, 2017, and effective February 22, 2017, filed with Post-Effective Amendment No. 129, and incorporated by reference herein.

(m)(4)	Amended and Restated Appendix A to the Ivy Funds Distribution and Service Plan, dated November 13, 2008, as amended January 9, 2017, and effective April 20, 2017, filed with Post-Effective Amendment No. 132, and incorporated by reference herein.

(m)(5)	Amended and Restated Appendix A to the Ivy Funds Distribution and Service Plan, dated November 13, 2008, as amended January 9, 2017, and effective May 18, 2017, filed with Post-Effective Amendment No. 137, and incorporated by reference herein.

(n) Rule 18f-3 Plans:

(n)(1)	Multiple Class Plan for Ivy Funds, as amended February 11, 2010, filed with Post-Effective Amendment No. 68, and incorporated by reference herein.

(n)(2)	Appendix A to the Multiple Class Plan for Ivy Funds, effective June 13, 2011, filed with Post-Effective Amendment No. 70, and incorporated by reference herein.

(n)(3)	Appendix A to the Multiple Class Plan for Ivy Funds effective June 4, 2012, filed with Post-Effective Amendment No. 73, and incorporated by reference herein.

(n)(4)	Appendix A to the Multiple Class Plan for Ivy Funds, filed with Post-Effective Amendment No. 79, and incorporated by reference herein.

(n)(5)	Appendix A to the Multiple Class Plan for Ivy Funds, amended February 26, 2013, filed with Post-Effective Amendment No. 82, and incorporated by reference herein.

(n)(6)	Appendix A to the Multiple Class Plan for Ivy Funds, amended November 12, 2013, filed with Post-Effective Amendment No. 90, and incorporated by reference herein.

(n)(7)	Appendix A to the Multiple Class Plan for Ivy Funds, amended November 12, 2013 and March 17, 2014, filed with Post-Effective Amendment No. 95, and incorporated by reference herein.

(n)(8)	Appendix A to the Multiple Class Plan for Ivy Funds, filed with Post-Effective Amendment No. 98, and incorporated by reference herein.

(n)(9)	Appendix A to the Multiple Class Plan for Ivy Funds, filed with Post-Effective Amendment No. 100, and incorporated by reference herein.

(n)(10)	Appendix A to the Multiple Class Plan for Ivy Funds, amended January 30, 2015, filed with Post-Effective Amendment No. 102, and incorporated by reference herein.

(n)(11)	Appendix A to the Multiple Class Plan for Ivy Funds, amended October 1, 2015, filed with Post-Effective Amendment No. 107, and incorporated by reference herein.

(n)(12)	Appendix A to the Multiple Class Plan for Ivy Funds, amended November 17, 2015, filed with Post-Effective Amendment No. 110, and incorporated by reference herein.

(n)(13)	Appendix A to the Multiple Class Plan for Ivy Funds, amended and effective October 3, 2016, filed with Post-Effective Amendment No. 117, and incorporated by reference herein.

(n)(14)	Appendix A to the Multiple Class Plan for Ivy Funds, filed with Post-Effective Amendment No. 121, and incorporated by reference herein.

	(n)(15)	Appendix A to the Multiple Class Plan for Ivy Funds, filed with Post-Effective Amendment No. 129, and incorporated by reference herein.

	(n)(16)	Appendix A to the Multiple Class Plan for Ivy Funds, filed with Post-Effective Amendment No. 132, and incorporated by reference herein.

	(n)(17)	Appendix A to the Multiple Class Plan for Ivy Funds, filed with Post-Effective Amendment No. 137, and incorporated by reference herein.

	(n)(18)	Appendix A to the Multiple Class Plan for Ivy Funds, filed with Post-Effective Amendment No. 142, and incorporated by reference herein.

	(n)(19)	Appendix A to the Multiple Class Plan for Ivy Funds, as amended September 1, 2017, filed with Post-Effective Amendment No. 146, and incorporated by reference herein.

	(n)(20)	Amended and Restated Appendix A to the Multiple Class Plan for Ivy Funds, as amended November 15, 2017, filed with this Post-Effective Amendment No. 151.

(p)	Codes of Ethics:

Code of Ethics, as amended August 2007, filed by EDGAR on May 30, 2008 as EX-99.B(p)code to Post-Effective Amendment No. 37 to the Registration Statement on Form N-1A and incorporated by reference herein.

Code of Ethics pursuant to the Sarbanes-Oxley Act of 2002, filed by EDGAR on January 28, 2004 as EX-99.B(p)code-so-ivy to Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A and incorporated by reference herein.

	(p)(1)	Code of Ethics for Waddell & Reed Financial, Inc., Waddell & Reed, Inc., Waddell & Reed Investment Management Company, Fiduciary Trust Company of New Hampshire, Waddell & Reed Advisors Funds, Ivy Funds Variable Insurance Portfolios, Waddell & Reed InvestEd Portfolios, Ivy Funds, Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, doing business as WI Services Company, as revised May 2010, filed with Post-Effective Amendment No. 69, and incorporated by reference herein.

	(p)(2)	Code of Ethics for Advantus Capital Management, Inc., dated January 2009, filed with Post-Effective Amendment No. 69, and incorporated by reference herein.

	(p)(3)	Code of Ethics for Mackenzie Financial Corporation, dated October 2008, filed with Post-Effective Amendment No. 69, and incorporated by reference herein.

	(p)(4)	Code of Ethics for Wall Street Associates, dated December 2009, filed with Post-Effective Amendment No. 69, and incorporated by reference herein.

	(p)(5)	Code of Ethics for Waddell & Reed Financial, Inc., Waddell & Reed, Inc., Waddell & Reed Investment Management Company, Fiduciary Trust Company of New Hampshire, Waddell & Reed Advisors Funds, Ivy Funds Variable Insurance Portfolios, Waddell & Reed InvestEd Portfolios, Ivy Funds, Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, doing business as WI Services Company (WISC), as revised May 2011, filed with Post-Effective Amendment No. 72, and incorporated by reference herein.

	(p)(6)	Code of Ethics for Mackenzie Financial Corporation, dated April 2012, filed with Post-Effective Amendment No. 75, and incorporated by reference herein.

(p)(7)	Code of Ethics for Advantus Capital Management, Inc., dated May 2012, filed with Post-Effective Amendment No. 75, and incorporated by reference herein.

(p)(8)	Code of Ethics for Waddell & Reed Financial, Inc., Waddell & Reed, Inc., Waddell & Reed Investment Management Company, Fiduciary Trust Company of New Hampshire, Waddell & Reed Advisors Funds, Ivy Funds Variable Insurance Portfolios, InvestEd Portfolios, Ivy Funds, Ivy Investment Management Company, Ivy Funds Distributor, Inc., and Waddell & Reed Services Company, doing business as WI Services Company, as revised November 2012, filed with Post-Effective Amendment No. 79, and incorporated by reference herein.

(p)(9)	Code of Ethics for LaSalle Investment Management (Securities), L.P., LaSalle Investment Management Securities B.V. and LaSalle Investment Management Securities Hong Kong, effective January 24, 2013, filed with Post-Effective Amendment No. 82, and incorporated by reference herein.

(p)(10)	Code of Ethics for Wall Street Associates, dated December 2012, filed with Post-Effective Amendment No. 84, and incorporated by reference herein.

(p)(11)	Code of Ethics for Advantus Capital Management, Inc. and Affiliates, dated April 10, 2013, filed with Post-Effective Amendment No. 84, and incorporated by reference herein.

(p)(12)	Code of Ethics for Pictet Asset Management, dated July 2013, filed with Post-Effective Amendment No. 95, and incorporated by reference herein.

(p)(13)	Code of Ethics for Advantus Capital Management, Inc., dated January 31, 2014, filed with Post-Effective Amendment No. 98, and incorporated by reference herein.

(p)(14)	Code of Ethics for LaSalle Investment Management (Securities), L.P., LaSalle Investment Management Securities B.V. and LaSalle Investment Management Securities Hong Kong, effective April 7, 2014, filed with Post-Effective Amendment No. 98, and incorporated by reference herein.

(p)(15)	Code of Ethics for Mackenzie Financial Corporation, dated October 2012, filed with Post-Effective Amendment No. 98, and incorporated by reference herein.

(p)(16)	Code of Ethics for Wall Street Associates, dated December 2013, filed with Post-Effective Amendment No. 98, and incorporated by reference herein.

(p)(17)	Code of Ethics for LaSalle Investment Management (Securities), L.P., LaSalle Investment Management Securities B.V. and LaSalle Investment Management Securities Hong Kong, amended March 25, 2015, filed with Post-Effective Amendment No. 105, and incorporated by reference herein.

(p)(18)	Code of Ethics for Apollo Credit Management, LLC, amended July 2014, filed with Post-Effective Amendment No. 107, and incorporated by reference herein.

(p)(19)	Code of Ethics for Pictet Asset Management, amended March 2015, filed with Post-Effective Amendment No. 110, and incorporated by reference herein.

(p)(20)	Code of Ethics for LaSalle Investment Management Securities, effective March 14, 2016, filed with Post-Effective Amendment No. 115, and incorporated by reference herein.

(p)(21)	Investors Group Inc. Personal Trading Conduct Policy for Directors and Access Persons, dated April 28, 2010, filed with Post-Effective Amendment No. 121, and incorporated by reference herein.

(p)(22)	Code of Ethics for Waddell & Reed Financial, Inc., Waddell & Reed, Inc., Waddell & Reed Investment Management Company, Fiduciary Trust Company of New Hampshire, Waddell & Reed Advisors Funds, Ivy Variable Insurance Portfolios, InvestEd Portfolios, Ivy Funds, Ivy NextShares, Ivy Investment Management Company, Ivy Distributors, Inc., Waddell & Reed Services Company, doing business as WI Services Company, and Ivy High Income Opportunities Fund, as revised August 2015, filed with Post-Effective Amendment No. 124, and incorporated by reference herein.

(p)(23)	Code of Ethics for Apollo Credit Management, LLC, amended October 2016, filed with Post-Effective Amendment No. 124, and incorporated by reference herein.

(p)(24)	Code of Ethics for ProShare Advisors LLC, dated September 16, 2015, as revised September 12, 2016, filed with Post-Effective Amendment No. 132, and incorporated by reference herein.

(p)(25)	Code of Ethics for PineBridge Investments LLC, effective November 2016, filed with Post-Effective Amendment No. 137, and incorporated by reference herein.

(p)(26)	Code of Ethics for Advantus Capital Management, Inc., dated July 28, 2016, filed with Post-Effective Amendment No. 142, and incorporated by reference herein.

Item 29. Persons Controlled by or Under Common Control with Registrant: Not applicable.

Item 30. Indemnification

Reference is made to Article VII of the Trust Instrument of the Registrant, filed by EDGAR on January 29, 2010 as Exhibit (a)(1) to Post-Effective Amendment No. 65 and to Article VI of the Distribution Agreement, filed by EDGAR on January 29, 2010 as Exhibit (e)(1) to Post-Effective Amendment No. 65, and to Article VII of the Amended and Restated Agreement and Declaration of Trust, filed by EDGAR on September 1, 2017, as Exhibit (a)(19) to Post-Effective Amendment No. 146, each of which provides indemnification. Also refer to Section 3817 of the Delaware Statutory Trust Act.

Registrant undertakes to carry out all indemnification provisions of its Trust Instrument, Bylaws, and the above-described contracts in accordance with the Investment Company Act Release No. 11330 (September 4, 1980) and successor releases.

Insofar as indemnification for liability arising under the 1933 Act, as amended, may be provided to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer of controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of Investment Adviser

Ivy Investment Management Company (IICO) is the investment manager of the Registrant. Under the terms of an Investment Management Agreement between IICO and the Registrant, IICO is to provide investment management services to the Registrant. IICO is a corporation which is not engaged in any business other than the provision of investment management services to those registered investment companies described in Part A and Part B of the Registration Statement and to other investment advisory clients.

Each director and executive officer of IICO has had as his sole business, profession, vocation or employment during the past two years only his duties as an executive officer and/or employee of IICO or its predecessors, except as to persons who are directors and/or officers of the Registrant and have served in the capacities shown in the Statement of Additional Information (SAI) of the Registrant. The address of the officers is 6300 Lamar Avenue, Shawnee Mission, Kansas 66202-4200.

As to each director and officer of IICO, reference is made to Part A and Part B of the Prospectus and SAI of this Registrant.

Item 32. Principal Underwriter and Distributor

(a) Ivy Distributors, Inc. (IDI) has served as principal underwriter and distributor to the Funds. Pursuant to the Principal Underwriting Agreement, IDI offers the Fund’s shares through financial advisors of Waddell & Reed, Inc. and Legend Equities Corporation (Legend) and sales managers and through other broker-dealers, banks and other appropriate intermediaries (the sales force). IDI also is the principal underwriter to the Ivy Variable Insurance Portfolios.

(b) The information contained in the underwriter’s application on Form BD, as filed on October 9, 2017, SEC No. 8-27030, under the Securities Exchange Act of 1934, is herein incorporated by reference.

(c) No compensation was paid by the Registrant to any principal underwriter who is not an affiliated person of the Registrant or an affiliated person of such affiliated person.

Item 33. Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and rules promulgated thereunder are under the possession of Mr. Joseph W. Kauten and Mr. Philip A. Shipp, as officers of the Registrant, each of whose business address is Post Office Box 29217, Shawnee Mission, Kansas 66201-9217.

Item 34. Management Services

There are no service contracts other than as discussed in Part A and B of the Registration Statement and listed in response to the Item numbers contained herein in this Part C of this Post-Effective Amendment.

Item 35. Undertakings: Not applicable.

POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, That the undersigned, IVY FUNDS (hereinafter called the Trust), and certain trustees and officers for the Trust, do hereby constitute and appoint PHILIP J. SANDERS, WENDY J. HILLS, J. J. RICHIE and PHILIP A. SHIPP, and each of them individually, their true and lawful attorneys and agents to take any and all action and execute any and all instruments which said attorneys and agents may deem necessary or advisable to enable the Trust to comply with the Securities Act of 1933 and/or the Investment Company Act of 1940, as amended, and any rules, regulations, orders or other requirements of the United States Securities and Exchange Commission thereunder, in connection with the registration under the Securities Act of 1933 and/or the Investment Company Act of 1940, as amended, including specifically, but without limitation of the foregoing, power and authority to sign the names of each of such trustees and officers in his/her behalf as such trustee or officer as indicated below opposite his/her signature hereto, to any Registration Statement and to any amendment or supplement to the Registration Statement filed with the Securities and Exchange Commission under the Securities Act of 1933 and/or the Investment Company Act of 1940, as amended, and to any instruments or documents filed or to be filed as a part of or in connection with such Registration Statement or amendment or supplement thereto; and each of the undersigned hereby ratifies and confirms all that said attorneys and agents shall do or cause to be done by virtue hereof.

Date:    January 1, 2017

/s/ Philip J. Sanders	/s/ Frank J. Ross, Jr.
Philip J. Sanders, President	Frank J. Ross, Jr., Trustee

/s/ Joseph Harroz, Jr.	/s/ Michael G. Smith
Joseph Harroz, Jr., Chairman and Trustee	Michael G. Smith, Trustee

/s/ Jarold W. Boettcher	/s/ Edward M. Tighe
Jarold W. Boettcher, Trustee	Edward M. Tighe, Trustee

/s/ James M. Concannon
James M. Concannon, Trustee

/s/ John A. Dillingham
John A. Dillingham, Trustee

/s/ James D. Gressett
James D. Gressett, Trustee

/s/ Henry J. Herrmann
Henry J. Herrmann, Trustee

/s/ Glendon E. Johnson, Jr.
Glendon E. Johnson, Jr., Trustee

Attest:

/s/ Wendy J. Hills
Wendy J. Hills, Secretary

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and/or the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment pursuant to Rule 485(b) of the Securities Act of 1933 and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Overland Park, and State of Kansas, on the 22nd day of November, 2017.

IVY FUNDS

a Delaware statutory trust

(Registrant)

By /s/ Philip J. Sanders

Philip J. Sanders, President

Pursuant to the requirements of the Securities Act of 1933, and/or the Investment Company Act of 1940, this Post-Effective Amendment has been signed below by the following persons in the capacities indicated on the 22nd day of November, 2017.

Signatures	Title

/s/Joseph Harroz, Jr.*	Chairman and Trustee
Joseph Harroz, Jr.

/s/Philip J. Sanders	President
Philip J. Sanders

/s/Joseph W. Kauten	Vice President, Treasurer, Principal Financial Officer
Joseph W. Kauten	and Principal Accounting Officer

/s/Jarold W. Boettcher*	Trustee
Jarold W. Boettcher

/s/James M. Concannon*	Trustee
James M. Concannon

/s/John A. Dillingham*	Trustee
John A. Dillingham

/s/James D. Gressett*	Trustee
James D. Gressett

/s/Henry J. Herrmann*	Trustee
Henry J. Herrmann

/s/Glendon E. Johnson, Jr.*	Trustee
Glendon E. Johnson, Jr.

/s/Frank J. Ross, Jr.*	Trustee
Frank J. Ross, Jr.

/s/Michael G. Smith*	Trustee
Michael G. Smith

/s/Edward M. Tighe*	Trustee
Edward M. Tighe

*By:	/s/Philip A. Shipp
Philip A. Shipp
Attorney-in-Fact

ATTEST:	/s/Jennifer K. Dulski
Jennifer K. Dulski
Secretary